     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

               WARBURG PINCUS TRUST -- EMERGING MARKETS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectuses and Statement of Additional Information.

Richard W. Watt now serves as Portfolio Manager of this portfolio. Emily Alejos and Robert B. Hrabchak join Jun Sung Kim and Federico D. Laffan as Associate Portfolio Managers of this portfolio. Mr. Watt joined CSAM in 1995. Previously, Mr. Watt was director and head of emerging markets investments and research with Gartmore Investment Limited, London, from 1992 to 1995. Ms. Alejos joined CSAM in 1997. Previously, Ms. Alejos was a vice president and emerging markets portfolio manager with Bankers Trust Co., from 1993 to 1997. Mr. Hrabchak joined CSAM in 1997. Previously, Mr. Hrabchak was a senior portfolio manager with Merrill Lynch Asset Management, from 1995 to 1997 and an associate with Salomon Brothers, Inc., from 1993 to 1995. Harold E. Sharon and Vincent J. McBride are leaving their positions as Co-Portfolio Managers of the portfolio to devote more time to other investment areas.

Dated: March 27, 2000                                                    16-0300
                                                                             for
                                                                           TREMK
                                                                           TREPX
                                                                           TRIUS

    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

              WARBURG PINCUS INSTITUTIONAL FUND -- VALUE PORTFOLIO
               WARBURG PINCUS TRUST -- GROWTH & INCOME PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

Robert E. Rescoe joins Scott T. Lewis as Co-Portfolio Manager of these portfolios. Mr. Rescoe has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Rescoe joined Warburg Pincus in 1983. Stacy Dutton no longer serves as Co-Portfolio Manager of these portfolios.

Dated: March 27, 2000                                                    16-0300
                                                                             for
                                                                           WPINU
                                                                           TRGIP
                                                                           TRGRI